Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Tax Expense

	2021	2020	2019

Current income tax expense	(681,513)	(724,688)	(570,509)
Deferred income tax credit/(expense)	1,171,697	337,495	(215,121)
Total income tax expense	490,184	(387,193)	(785,630)

Summary of Income Tax Relating to Each Component of Other Comprehensive Income

Income tax relating to each component of other comprehensive income		Tax (expense)/
2021	Before tax	credit	Net of tax
Foreign currency translation differences	2,410,295	(861,143)	1,549,152
Change in cash flow hedge reserve	197,211	(55,912)	141,299
Change in cost of hedging reserve	(1,185,074)	237,015	(948,059)
Fair value reserve	(65,494)	13,099	(52,395)
Hedges of net investments in foreign operations	(1,558,374)	311,675	(1,246,699)
Remeasurements of employee termination benefits	(163,588)	32,276	(131,312)
	(365,024)	(322,990)	(688,014)

2020
Foreign currency translation differences	29,352	7,729	37,081
Change in cash flow hedge reserve	9,914	(5,957)	3,957
Change in cost of hedging reserve	(487,644)	92,089	(395,555)
Fair value reserve	(1,970)	483	(1,487)
Hedges of net investments in foreign operations	(368,959)	72,684	(296,275)
Remeasurements of employee termination benefits	(37,230)	6,085	(31,145)
	(856,537)	173,113	(683,424)

2019
Foreign currency translation differences	536,796	(99,234)	437,562
Change in cash flow hedge reserve	(217,877)	47,933	(169,944)
Change in cost of hedging reserve	75,605	(16,634)	58,971
Fair value reserve	4,451	(979)	3,472
Hedges of net investments in foreign operations	(55,389)	12,186	(43,203)
Remeasurements of employee termination benefits	(36,385)	8,005	(28,380)
	307,201	(48,723)	258,478

Summary of Reconciliation of Effective Income Tax Expense

	2021	2020	2019
Profit from continuing operations before income tax expense	4,541,094	4,626,813	3,289,884
(Loss) from discontinued operations before income tax expense	—	—	772,436
Profit before income tax expense	4,541,094	4,626,813	4,062,320

Tax at the Turkey’s tax rate	(1,135,274)	(1,017,899)	(893,710)
Difference in overseas tax rates	16,711	(3,825)	(12,580)
Effect of exemptions	231,817	130,718	123,878
Revaluation effect of tangible and intangible assets (*)	1,641,145	—	—
Previously unrecognized tax losses used to reduce deferred tax expense (**)	—	665,842	—
Utilization of previously unrecognized tax losses	—	6,746	—
Effect of amounts which are not deductible and permanent differences	(467,266)	(123,738)	(134,538)
Tax exemptions from sale of subsidiary and associate (***)	—	—	169,936
Change in unrecognized deferred tax assets (****)	(17,970)	(47,094)	(41,681)
Adjustments for current tax of prior years	(5,115)	(4,667)	3,880
Effect of increase in corporate tax rate in Turkey	237,709	8,119	—
Tax effect of investment in associate and joint venture	(13,514)	(2,794)	(2,592)
Other	1,941	1,399	1,777
Total income tax expense	490,184	(387,193)	(785,630)

(*) With Article 11 of the Law No. 7326 published in the Official Gazette on 9 June 2021, the opportunity to revalue the properties and depreciable economic assets on the effective date of the law was introduced. The provision of the article can be used until 31 December 2021. These assets will be valued with the Producer Price Index (“PPI”) rate and tax, calculated 2% of valuation difference, paid in 3 installments (at two-month intervals) at the rate of 2%. For revalued assets, the valuation difference can be depreciated and written off as an expense. Within the scope of the law amendment, deferred tax asset has been recognised in the statement of financial position based on the revaluation records for fixed assets in the legal book, and the deferred tax income related to this asset has been recorded in the consolidated statement of profit or loss.

(**) Mainly comprises the deferred tax credit of TL 665,842 which relates to the carried-forward tax losses of lifecell. lifecell has recorded positive taxable profits for the year ended 31 December 2020, mainly as a result of increased subscriber numbers and cost management.  The Group has concluded that the deferred tax assets will be recoverable using the estimated future taxable profits based on the business plan of lifecell. The tax losses can be carried forward indefinitely and have no expiry date.

(***) For the years ended 31 December 2019, includes the Group’s transfer of its total shareholding in Fintur and Azerinteltek, respectively.

(****) Mainly comprises of unused tax losses for which no deferred tax asset has been recognized.